Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLG INVESTMENT SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 27, 2012
GLG International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For Class C Shares “Other Expenses” are based on estimates for the current fiscal year, as Class C had not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C or Class I Shares of the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total returns may be greater or lesser than those shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, the Fund will normally invest at least 80% of its net assets in the equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Our investment adviser, GLG Inc., considers a company to be a small capitalization company if it has a market capitalization that falls within the range of capitalizations of companies in the bottom 25% of the MSCI EAFE IMI Index[1] (as defined at the beginning of each month) at the time of investment (“Market Cap Range”). As of July 31, 2012, the average market capitalization of the bottom 25% of the MSCI EAFE IMI Index ranged from $36.8 million to $7.283 billion and averaged $1.426 billion.

In determining which portfolio securities to purchase, the Adviser utilizes an investment approach that combines top-down analysis with bottom-up stock research and selection. The factors used by the Adviser in its top-down analysis include its evaluation of economic, political, regulatory, demographic or industry-specific trends and developments. From a bottom-up perspective, the factors the Adviser considers include assessments of management, industry structure, business model, financial information and intrinsic value. The Adviser seeks securities of companies which it deems to have attractive long-term prospects with valuations that are lower than the Adviser's perception of the companies' intrinsic value.

In determining which portfolio securities to sell, the Adviser generally considers one or more of the following factors, among others: (i) whether, for any reason, the Adviser's underlying rationale for investing in the security has changed; (ii) whether the proceeds from the sale of a portfolio security can be used to invest in a more attractive investment opportunity; (iii) optimizing asset allocation; (iv) if a security appreciates such that, as a total percentage of the portfolio, it becomes too large; and (v) if the company's management appears to be engaging in conduct not in the best interest of shareholders.

		[1] The MSCI EAFE IMI Index currently consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The index reflects reinvested dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's investments are subject to a variety of risks that may cause the Fund's net asset value to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Company Risk. A company may perform poorly, and therefore, the value of its stocks and other securities may decline.

Emerging and Developing Markets Risk. There is risk associated with investing in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the below “Foreign Investing Risks” are often more pronounced in these markets.

Equity Market Risk. The Fund’s Shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. If the stock market declines, the value of Fund Shares will also likely decline and, although stocks can rebound, there is no assurance that values will return to previous levels.

Foreign Investing Risks. Because the Fund invests significantly in foreign securities, it may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets). There may be less publicly available information relating to foreign companies.

Liquidity Risk. Risk arises from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss.

Management Risk. There is risk associated with the Fund's dependence on the ability of the Adviser to achieve the Fund's investment objective based on the Adviser's ability to identify profitable investment opportunities for the Fund.

		Small Cap Company Risk. Stocks of small capitalization companies may be subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. There may be less publicly available information about such companies than for larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund could decline and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for the periods shown and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns are for Class I Shares (Class C Shares have not commenced operations). Past performance (both before and after taxes) is no guarantee of future results. Investors may obtain updated performance information by calling 1-877-593-0323.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for the periods shown and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class C Shares have not yet commenced operations, therefore no returns are shown for Class C Shares.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Investors cannot invest directly in an index. Source for MSCI Small Cap EAFE Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI has not prepared or approved this data, and has no liability hereunder.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-593-0323
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The following table indicates how the Fund’s Class I Shares average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	06/11	1.08%
Worst quarter:	09/11	(24.22)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares. After-tax returns for Class C Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes” on Distributions and Sale of Fund Shares may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund Shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for Class C Shares will vary.
GLG International Small Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Net Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	898
5 Years	rr_ExpenseExampleYear05
10 Years	rr_ExpenseExampleYear10
GLG International Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.39%
1 Year	rr_ExpenseExampleYear01	242
3 Years	rr_ExpenseExampleYear03	745
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,726
2011	rr_AnnualReturn2011	(25.15%)	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.22%)
1 Year	rr_AverageAnnualReturnYear01	(25.15%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(21.80%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2010	[4]
GLG International Small Cap Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.12%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(21.77%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2010	[4]
GLG International Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.07%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(18.38%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2010	[4]
GLG International Small Cap Fund | MSCI Small Cap EAFE Index (Reflects no deduction for taxes, expenses or fees.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.94%)	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(11.63%)	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2010	[4],[5]

[1]	"Other Expenses" include, among other expenses, administrative, custody and transfer agency fees. "Other expenses" for the Class I Shares also includes investor and account servicing or "sub-transfer agency" costs to be paid to service agents of the Fund that maintain and administer omnibus accounts with the Fund and that have entered into service agreements with the Fund with respect to Class I Shares. Fees for these services are not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class I Shares. For Class C Shares "Other Expenses" are based on estimates for the current fiscal year, as Class C had not commenced operations as of the date of this prospectus.
[2]	The Fund's investment adviser (the "Adviser") has contractually agreed, pursuant to an Expense Limitation and Reimbursement Agreement ("Expense Limitation Agreement"), to pay or absorb the ordinary operating expenses of Class C Shares of the Fund (excluding the fees payable to the Adviser under the Advisory Agreement (as defined below) and any other expense that is not a class-specific expense but including the Class C Shares' 12b-1 fees and transfer agency fees) to the extent necessary to limit the net operating expense ratio of Class C Shares to 2.25% per annum of the Fund's average daily net assets attributable to Class C Shares. The Expense Limitation Agreement will remain in effect until (i) the end of the second fiscal year following the commencement of the Fund's public offering of the Class C Shares or (ii) terminated earlier by the Fund's Board of Trustees (the "Board").
[3]	The 2012 year-to-date return for the Fund through June 30, 2012 was (0.39)%
[4]	Class C Shares have not yet commenced operations, therefore no returns are shown for Class C Shares.
[5]	Investors cannot invest directly in an index. Source for MSCI Small Cap EAFE Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI has not prepared or approved this data, and has no liability hereunder.